Investment Strategy	Aug. 28, 2026
Steward Covered Call Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund’s principal investment strategy is to invest in a portfolio of large-cap equity securities that are listed on U.S. exchanges and to write (sell) covered call options on those securities with the overall goal of providing options premium income and lowering volatility of the Fund’s portfolio when compared to the broader uncovered large-cap securities market, subject to the limitations of the Fund’s values-based screening policies (see “Values-based Screens” below).

Under normal market circumstances, the Fund will:

●	write (sell) call options on at least 80% of its equity securities
●	invest at least 80% of its assets in the securities of companies included in the Cboe S&P 500 BuyWrite Index*

The Fund’s equity investments will consist primarily of common stocks of large U.S. companies, most of which will pay dividends, with sufficient liquidity and option market interest to suggest that call options can be readily written on those securities. The Fund may also invest in other investment companies and real estate investment trusts.

Covered call options may be written on the Fund’s equity securities. A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at a specified exercise price at any time prior and up to the expiration of the contract. When call options are written, the Fund will typically write options with exercise prices that are above the current market price of the security, thus providing room for growth. The purchaser pays a premium to the Fund for the option so the premium is an extra source of income to the Fund. If the price of the underlying security rises, but does not rise to the level of the exercise price, the option would not typically be exercised and the Fund would keep both the security at its appreciated value and the option premium. However, if the price of the underlying security rises above the exercise price of the option prior to expiration of the option and the option is exercised, the Fund will lose the value of the appreciation above the exercise price,

*

The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

although the loss in appreciation will be moderated by the amount of the option premium received by the Fund. If the price of the security drops below the price at the time the option was written, such loss in value will be diminished by the value of the premium.

The covered call strategy used by the Fund is designed to earn extra income for the Fund from premiums to moderate the impact of market declines and to reduce the volatility of the Fund’s portfolio. This strategy means that the Fund may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, by using this strategy, the Fund would tend to outperform equity markets during periods of flat or declining equity prices due to the Fund’s receipt of premiums from selling the call options. Covered call options on a particular equity security may be sold up to the full number of shares of that equity security held by the Fund. For securities on which options expire unexercised, the Fund can write more options, thus earning more premium income, until an option on the security is exercised. Portfolio management considers several factors when writing (selling) options, including the overall equity market outlook, factors affecting the particular industry sector, individual security considerations, the timing of corporate events and the levels of option premiums.

The companies included in the investment universe represent a broad spectrum of U.S. economic sectors and are primarily U.S. issuers. Changes to the companies in which the Fund invests will usually be prompted by changes in portfolio management’s evaluation of the relative performance of the securities, changes in a securities option market, or the development of a material portfolio construction issue. Following any changes, portfolio management will rebalance the portfolio in an attempt to more closely match the characteristics of the broader large-cap market. To the extent that a rebalance involves buying new securities, portfolio management will write calls against those securities in due course. To the extent that a rebalance involves selling securities, portfolio management will close out (buy back) the option positions against the security being sold. The Fund may also close out (buy back) call options it has written in order to adjust the Fund’s risk profile or in anticipation of certain corporate actions and/or events such as ex-dividend dates, earnings announcements and/or other material corporate actions.

Values-based Screens. As noted above, in implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) owning and/or operating facilities where abortions are permitted or leasing real estate to such facilities; (6) directly involved in providing active euthanasia procedures and/or Medical Assistance in Dying (MAID) services; (7) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (8)

directly involved in the production of adult entertainment or materially involved in the distribution or retail of adult entertainment; or (9) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

The Adviser uses data from one or more third-party providers to create a list of companies that exceed the involvement thresholds set forth below and are thus designated as prohibited investments in which the Fund cannot invest. This prohibited investment list is updated by the Adviser quarterly and compared against current Fund holdings to confirm that the Fund does not hold any prohibited investments. If during a quarterly review, a security held in the Fund is identified as being on the prohibited investments list, the Fund will divest, as further discussed below.

Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of any securities of companies held in the Fund’s portfolio that are later determined not to pass the values-based screening criteria, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means a company that derives 10% or more of its revenues from any combination of these three categories of screened activities. For purposes of the adult entertainment screen, companies directly involved in the production of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the distribution or retail of adult entertainment are screened. For purposes of the abortion, abortion facilities, euthanasia, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion facilities screen, health care real estate investment trusts are categorically screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Steward Equity Market Neutral Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment objective utilizing a market neutral strategy, the goal of which is to generate absolute returns that are due primarily to stock selection, rather than the returns and direction of the stock market. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.* The Fund implements its market neutral strategy by establishing long and short positions in a diversified portfolio of equity securities, subject to the limitations of the Fund’s values-based screening policies on long positions (see “Values-based Screens” below). Substantially all of the equity securities in which the Fund takes long and short positions will be included in the Russell 1000® Index at the time of purchase. As a result, the Fund will invest significantly in large-capitalization companies. The Fund may invest a portion of its assets in small- and mid-cap companies. The Fund may also invest in other investment companies and real estate investment trusts.

When the Fund takes a long position in a security, it purchases the security outright. When the Fund takes a short position, it sells a security that the Fund does not own at the current market price and delivers to the buyer a security that the Fund has borrowed. The Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. In addition, to borrow the security, the Fund may be required to pay a premium to the lender. The Fund may use all or a portion of the proceeds of its short sales to purchase additional long positions.

Portfolio management will invest in long positions that are expected to deliver the overall returns of the stock market, plus additional performance unique to the specific stocks purchased by portfolio management. The short positions selected by portfolio management are expected to deliver the inverse of the overall returns of the stock market, plus additional performance unique to the specific stocks sold short by portfolio management. The goal is that, over time, the stock market exposure of the combined long and short positions will be minimized, producing a net return due primarily to portfolio management’s stock selection process, rather than stock market movements. At times, however, the Fund may have more exposure to the stock market (either positive or negative) in order to take advantage of market opportunities. At any time, the Fund’s net long exposure to the stock market (long market value minus short market value) could range between -20% and 40%.

Portfolio management will select securities using an investment process that combines quantitative techniques, fundamental analysis and risk management. Securities generally are added to the portfolio as long or short positions based both on security rankings provided by multi-factor quantitative models and on fundamental analysis of the securities. In addition, portfolio management will

*

For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

utilize risk management techniques to establish constraints on the amounts invested in individual securities and sectors. Portfolio management generally will decrease or eliminate a short or long position in a security if the security’s model ranking changes significantly or research reveals a significant change in the company’s fundamentals. Crossmark uses data from one or more third-party providers unaffiliated with Crossmark in the multi-factor quantitative models.

Through its multi-factor quantitative models and fundamental analysis, portfolio management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. With respect to the rankings provided by the multi-factor quantitative models, the models also include a component for identifying companies that, through their activities, both externally and internally, seek to reduce risk and create long-term resilience through sustainable and responsible business practices. Crossmark believes that such companies exhibit positive values, including, but not limited to, the fair treatment of employees, respect for the environment, positive engagement with the communities in which they operate, and responsible governance practices. This component of the multi-factor quantitative models is based on data and ratings generated by one or more third-party providers unaffiliated with Crossmark.

Values-based Screens. As noted above, in implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) owning and/or operating facilities where abortions are permitted or leasing real estate to such facilities; (6) directly involved in providing active euthanasia procedures and/or Medical Assistance in Dying (MAID) services; (7) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (8) directly involved in the production of adult entertainment or materially involved in the distribution or retail of adult entertainment; or (9) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

The Adviser uses data from one or more third-party providers to create a list of companies that exceed the involvement thresholds set forth below and are thus designated as prohibited investments in which the Fund cannot invest. This prohibited investment list is updated by the Adviser quarterly and compared against current Fund holdings to confirm that the Fund does not hold any prohibited investments. If during a quarterly review, a security held in the Fund is identified as being on the prohibited investments list, the Fund will divest, as further discussed below.

Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of any securities of companies held in the Fund’s portfolio that are later determined not to pass the values-based screening criteria, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies. The Fund does not apply the values-based screens to the short positions held in the Fund.

For purposes of the alcohol, tobacco and gambling screens, material involvement means a company that derives 10% or more of its revenues from any combination of these three categories of screened activities. For purposes of the adult entertainment screen, companies directly involved in the production of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the distribution or retail of adult entertainment are screened. For purposes of the abortion, abortion facilities, euthanasia, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion facilities screen, health care real estate investment trusts are categorically screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Steward Global Equity Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment objective through investment in U.S. and non-U.S. dividend-paying stocks that have demonstrated above-median yield and a positive trend in dividend payouts and favorable earnings growth, subject to the limitations of the Fund’s values-based screening policies (see “Values-based Screens” below).

The Fund invests primarily in common stocks of companies that represent a broad spectrum of the global economy and a range of market capitalizations, including large-cap, mid-cap and small-cap. The Fund may also invest in other investment companies and real estate investment trusts. The Fund will invest in dividend-paying securities of issuers throughout the world. The Fund seeks to diversify its investments across a number of different countries throughout the world, and, under normal market conditions, the Fund invests in at least five different countries (including the U.S.). The Fund will invest in at least five different countries at all times, unless the Fund adopts a temporary defensive position in an attempt to respond to adverse market, economic and political conditions. While the Fund will invest in at least five different countries, the Fund expects that its investments will be allocated across 7 to 15 different countries. The Fund’s investments in large capitalization companies (i.e., companies with market capitalizations greater than $10 billion) also contribute to the Fund’s global diversification as large capitalization companies generally market their products and services both domestically and internationally. The Fund invests at least 50% of its net assets in large capitalization companies throughout the world. The Fund will generally seek to have 30% to 50% of its net assets, and, under normal market conditions, no less than 30% of its net assets, invested in securities of non-U.S. issuers.

The Fund’s non-U.S. investments will be primarily in the form of depositary receipts (“DRs”) or dual listed securities, or U.S. dollar-denominated instruments representing securities of non-U.S. issuers that are traded in the U.S. or in non-U.S. markets. The Fund’s DR investments will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available.

In managing the Fund, portfolio management employs a four-step process that combines this dividend income style with relative risk-controlled portfolio construction and the Fund’s values-based screening policies:

●	An investment universe is created comprised of U.S. exchange-traded, dividend-paying domestic and international stocks with market capitalizations greater than $1 billion.
●

A quantitative screen is applied to the universe that identifies various positive attributes such as securities having higher dividend yields within their sectors, positive dividend growth or favorable relative earnings growth.

●

A validation process is then applied to each company in the remaining universe with respect to current available information and also focusing on corporate actions, trends and other news that may impact the company. Any security that fails the review is removed from investment consideration.

●

The remaining universe is then screened in accordance with the Fund’s values-based screening policies and companies failing to meet these criteria are removed. Utilizing a multi-factor risk model, a relative risk controlled portfolio is constructed versus a targeted benchmark with companies selected by portfolio management for investment from the remaining universe. When making investment decisions, portfolio management may also consider whether a company, through its activities, both externally and internally, seeks to reduce risk and create long-term resilience through sustainable and responsible business practices, as determined based on data and rankings generated by one or more third-party providers unaffiliated with Crossmark. Crossmark believes that such companies exhibit positive values, including, but not limited to, the fair treatment of employees, respect for the environment, positive engagement with the communities in which they operate, and responsible governance practices. To the extent two or more securities eligible for inclusion in the Fund’s portfolio have similar economic characteristics, portfolio management will typically prefer the securities of the companies that it determines compare more favorably with respect to such positive values.

Under normal market conditions, the Fund will invest at least 80% (measured at the time of investment) of the value of its net assets, plus the amount of any borrowings for investment purposes, either directly or through other investment companies, in dividend-paying securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. (Any such other investment company will also have similar policies to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in (a) dividend-paying securities and (b) equity securities.) The Fund will provide shareholders with at least 60 days’ prior notice of any change in these policies.

The Fund may invest up to 80% of its total assets in securities of non-U.S. issuers and no more than 40% of its total assets in securities of companies in emerging market countries.

Values-based Screens. As noted above, in implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) owning and/or operating facilities where abortions are permitted or leasing real estate to such facilities; (6) directly involved in providing active euthanasia procedures and/or Medical Assistance in Dying (MAID) services; (7) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (8) directly involved in the production of adult entertainment or materially involved in the distribution or retail of adult entertainment; or (9) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

The Adviser uses data from one or more third-party providers to create a list of companies that exceed the involvement thresholds set forth below and are thus designated as prohibited investments in which the Fund cannot invest. This prohibited investment list is updated by the Adviser quarterly and compared against current Fund holdings to confirm that the Fund does not hold any prohibited investments. If during a quarterly review, a security held in the Fund is identified as being on the prohibited investments list, the Fund will divest, as further discussed below.

Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of any securities of companies held in the Fund’s portfolio that are later determined not to pass the values-based screening criteria, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means a company that derives 10% or more of its revenues from any combination of these three categories of screened activities. For purposes of the adult entertainment screen, companies directly involved in the production of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the distribution or retail of adult entertainment are screened. For purposes of the abortion, abortion facilities, euthanasia, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion facilities screen, health care real estate investment trusts are categorically screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Steward Large Cap Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund’s principal investment strategy is to invest in a portfolio of large-cap equity securities, subject to the limitations of the Fund’s values-based screening policies (see “Values-based Screens” below). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-cap companies. Large-cap companies are defined as companies included in the Russell 1000® Index from time to time.* The Russell 1000® Index had a market capitalization range, as of June 30, 2026, of $2.26 billion to $4.84 trillion. Substantially all of the equity securities in which the Fund invests will be included in the Russell 1000® Index at the time of purchase. The Fund may invest a portion of its assets in small- and mid-cap companies. The Fund may also invest in other investment companies and real estate investment trusts.

Portfolio management will select securities using an investment process that combines quantitative techniques, fundamental analysis and risk management. Securities generally are added to the portfolio based both on security rankings provided by multi-factor quantitative models and on fundamental analysis of the securities. In addition, portfolio management will utilize risk management techniques to establish constraints on the amounts invested in individual securities and sectors. Portfolio management will generally sell a security if its model ranking declines significantly or research reveals a significant deterioration of the company’s fundamentals. Crossmark uses data from one or more third-party providers unaffiliated with Crossmark in the multi-factor quantitative models.

Through its multi-factor quantitative models and fundamental analysis, portfolio management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. With respect to the rankings provided by the multi-factor quantitative models, the models also include a component for identifying companies that, through their activities, both externally and internally, seek to reduce risk and create long-term resilience through sustainable and responsible business practices. Crossmark believes that such companies exhibit positive values, including, but not limited to, the fair treatment of employees, respect for the environment,

*

For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

positive engagement with the communities in which they operate, and responsible governance practices. This component of the multi-factor quantitative models is based on data and ratings generated by one or more third-party providers unaffiliated with Crossmark.

Values-based Screens. As noted above, in implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) owning and/or operating facilities where abortions are permitted or leasing real estate to such facilities; (6) directly involved in providing active euthanasia procedures and/or Medical Assistance in Dying (MAID) services; (7) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (8) directly involved in the production of adult entertainment or materially involved in the distribution or retail of adult entertainment; or (9) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

The Adviser uses data from one or more third-party providers to create a list of companies that exceed the involvement thresholds set forth below and are thus designated as prohibited investments in which the Fund cannot invest. This prohibited investment list is updated by the Adviser quarterly and compared against current Fund holdings to confirm that the Fund does not hold any prohibited investments. If during a quarterly review, a security held in the Fund is identified as being on the prohibited investments list, the Fund will divest, as further discussed below.

Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of any securities of companies held in the Fund’s portfolio that are later determined not to pass the values-based screening criteria, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means a company that derives 10% or more of its revenues from any combination of these three categories of screened activities. For purposes of the adult entertainment screen, companies directly involved in the production of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the distribution or retail of adult entertainment are screened. For purposes of the abortion, abortion facilities, euthanasia, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion facilities screen, health care real estate investment trusts are categorically screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Steward Large Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund’s principal investment strategy is to invest in a portfolio of large-cap growth securities, subject to the limitations of the Fund’s values-based screening policies (see “Values-based Screens” below). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-cap growth companies.* Large-cap growth companies are defined as companies included in the Russell 1000® Growth Index from time to time. The Russell 1000® Growth Index had a market capitalization range, as of as of June 30, 2026, of $2.49 billion to $4.84 trillion. Substantially all the equity securities in which the Fund invests will be included in the Russell 1000® Growth Index at the time of purchase. The Fund may invest a portion of its assets in small- and mid-cap companies. The Fund may also invest in other investment companies and real estate investment trusts.

The Fund invests primarily in securities that are considered by portfolio management to have potential for earnings or revenue growth. Portfolio management will select securities using an investment process that combines quantitative techniques, fundamental analysis and risk management. Securities generally are added to the portfolio based both on security rankings provided by multi-factor quantitative models and on fundamental analysis of the securities. In addition, portfolio management will utilize risk management techniques to establish constraints on the amounts invested in individual securities and sectors. Portfolio management will generally sell a security if its model ranking declines significantly or research reveals a significant deterioration of the company’s fundamentals. Crossmark uses data from one or more third-party providers unaffiliated with Crossmark in the multi-factor quantitative models.

Through its multi-factor quantitative models and fundamental analysis, portfolio management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. With respect to the rankings provided by the multi-factor quantitative models, the models also include a component for identifying companies that,

*

For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% investment policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

through their activities, both externally and internally, seek to reduce risk and create long-term resilience through sustainable and responsible business practices. Crossmark believes that such companies exhibit positive values, including, but not limited to, the fair treatment of employees, respect for the environment, positive engagement with the communities in which they operate, and responsible governance practices. This component of the multi-factor quantitative models is based on data and ratings generated by one or more third-party providers unaffiliated with Crossmark.

Values-based Screens. As noted above, in implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) owning and/or operating facilities where abortions are permitted or leasing real estate to such facilities; (6) directly involved in providing active euthanasia procedures and/or Medical Assistance in Dying (MAID) services; (7) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (8) directly involved in the production of adult entertainment or materially involved in the distribution or retail of adult entertainment; or (9) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

The Adviser uses data from one or more third-party providers to create a list of companies that exceed the involvement thresholds set forth below and are thus designated as prohibited investments in which the Fund cannot invest. This prohibited investment list is updated by the Adviser quarterly and compared against current Fund holdings to confirm that the Fund does not hold any prohibited investments. If during a quarterly review, a security held in the Fund is identified as being on the prohibited investments list, the Fund will divest, as further discussed below.

Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of any securities of companies held in the Fund’s portfolio that are later determined not to pass the values-based screening criteria, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means a company that derives 10% or more of its revenues from any combination of these three categories of screened activities. For purposes of the adult entertainment screen, companies directly involved in the production of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the distribution or retail of adult entertainment are screened. For purposes of the abortion, abortion facilities, euthanasia, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion facilities screen, health care real estate investment trusts are categorically screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Steward Large Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund’s principal investment strategy is to invest in a portfolio of large-cap value securities, subject to the limitations of the Fund’s values-based screening policies (see “Values-based Screens” below). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-cap value companies.* Large-cap value companies are defined as companies included in the Russell 1000® Value Index from time to time. The Russell 1000® Value Index had a market capitalization range, as of as of June 30, 2026, of $2.26 billion to $4.25 trillion. Substantially all the equity securities in which the Fund invests will be included in the Russell 1000® Value Index at the time of purchase. The Fund may invest a portion of its assets in small- and mid-cap companies. The Fund may also invest in other investment companies and real estate investment trusts.

The Fund invests primarily in securities that are considered by portfolio management to be undervalued with good prospects for capital appreciation. Portfolio management will select securities using an investment process that combines quantitative techniques, fundamental analysis and risk management. Securities generally are added to the portfolio based both on security rankings provided by multi-factor quantitative models and on fundamental analysis of the securities. In addition, portfolio management will utilize risk management techniques to establish constraints on the amounts invested in individual securities and sectors. Portfolio management will generally sell a security if its model ranking declines significantly or research reveals a significant deterioration of the company’s fundamentals. Crossmark uses data from one or more third-party providers unaffiliated with Crossmark in the multi-factor quantitative models.

Through its multi-factor quantitative models and fundamental analysis, portfolio management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. With respect to the rankings provided by the multi-factor quantitative models, the models also include a component for identifying companies that,

*

For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% investment policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

through their activities, both externally and internally, seek to reduce risk and create long-term resilience through sustainable and responsible business practices. Crossmark believes that such companies exhibit positive values, including, but not limited to, the fair treatment of employees, respect for the environment, positive engagement with the communities in which they operate, and responsible governance practices. This component of the multi-factor quantitative models is based on data and ratings generated by one or more third-party providers unaffiliated with Crossmark.

Values-based Screens. As noted above, in implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) owning and/or operating facilities where abortions are permitted or leasing real estate to such facilities; (6) directly involved in providing active euthanasia procedures and/or Medical Assistance in Dying (MAID) services; (7) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (8) directly involved in the production of adult entertainment or materially involved in the distribution or retail of adult entertainment; or (9) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

The Adviser uses data from one or more third-party providers to create a list of companies that exceed the involvement thresholds set forth below and are thus designated as prohibited investments in which the Fund cannot invest. This prohibited investment list is updated by the Adviser quarterly and compared against current Fund holdings to confirm that the Fund does not hold any prohibited investments. If during a quarterly review, a security held in the Fund is identified as being on the prohibited investments list, the Fund will divest, as further discussed below.

Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of any securities of companies held in the Fund’s portfolio that are later determined not to pass the values-based screening criteria, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means a company that derives 10% or more of its revenues from any combination of these three categories of screened activities. For purposes of the adult entertainment screen, companies directly involved in the production of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the distribution or retail of adult entertainment are screened. For purposes of the abortion, abortion facilities, euthanasia, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion facilities screen, health care real estate investment trusts are categorically screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Steward Select Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in fixed-income securities, including, but not limited to, corporate bonds, mortgage-backed securities and government and agency bonds and notes, subject to the limitations of the Fund’s values-based screening policies

(see “Values-based Investing” below). The Fund’s investments may include U.S. dollar-denominated instruments issued in the U.S. by foreign banks and branches and foreign corporations. Other security types may include fixed-rate preferred stock and municipal bonds. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed-income securities.*

The Fund will not purchase a security if, as a result, more than 15% of the Fund’s net assets would be invested in securities that would be deemed to be illiquid. Illiquid securities are likely to consist primarily of debt securities and mortgages of colleges, schools and other nonprofit organizations. The Fund may invest up to 5% of its total assets in U.S. dollar-denominated debt securities of non-U.S. issuers and no more than 2% of its total assets in U.S. dollar-denominated debt securities of companies in emerging market countries. The Fund may also invest in other investment companies and real estate investment trusts.

The instruments in which the Fund invests may have fixed, variable or floating rates of interest, with small portions of its portfolio in cash or short-term money market instruments, including repurchase agreements. The Fund may purchase securities on a when-issued or forward commitment basis, meaning that the Fund agrees to purchase the securities for a fixed price at a future date beyond customary settlement time.

In an effort to achieve the Fund’s stated objective, portfolio management will:

●	Monitor economic, demographic and political indicators to identify short-term and long-term trends in interest rates.
●

Determine the appropriate maturity/duration range for the Fund relative to the market. The Fund has no specific maturity or duration targets and the Fund may purchase debt securities of any maturity. As of June 30, 2026, the Fund’s weighted average maturity was 7.31 years and the Fund’s duration was 5.59 years.

●	Provide diversification through investment in multiple industry and asset sectors, subject to the Fund’s values-based screening policies.
●

Invest only in securities rated investment grade (Baa3/BBB- or better) by Moody’s or Standard and Poor’s or those comparably rated by another Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality (investment grade) by Crossmark at the time of purchase based on the security’s characteristics, the entity’s financial status, and any other available information.

The Fund will normally sell a security when it no longer represents a good value, when more attractive risk/return potential exists in an alternative position, or when the security no longer fits within the strategy of the portfolio. The Fund may continue to hold a security that was rated investment grade at the time of purchase, but was subsequently downgraded to a below investment grade rating.

*

For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

In order to construct the most appropriate portfolio to realize the Fund’s objective, portfolio management will seek to balance three primary portfolio characteristics: duration, yield curve structure and sector allocations.

When portfolio management believes that future U.S. interest rates will trend to higher levels (largely, but not entirely, due to an expected increase in general economic activity producing a change in Federal Reserve Bank policy), portfolio management typically will decrease the portfolio’s duration. When portfolio management believes that future U.S. interest rates will trend to lower levels (largely, but not entirely, due to an expected decrease in general economic activity producing a change in Federal Reserve Bank policy), portfolio management typically will increase the portfolio’s duration. Contributing to duration target decisions is a view of future inflationary price pressures which also determine Federal Reserve Bank policymaking expectations. Other factors such as liquidity, credit concerns, and relative yield levels may also direct how duration is created across sectors and may inhibit, or augment, how portfolio duration targets are selected.

Yield curve decisions as to where investments should be concentrated begin with a bias toward intermediate maturities (i.e., two to 10 years) and, in most instances, the majority of the Fund’s investments will have intermediate maturities. Portfolio management typically will use allocations to very short maturities or very long maturities to implement the Fund’s duration positioning. When portfolio management believes the trend for nominal interest rates will be higher, shorter-term issues typically will be favored. When portfolio management believes the trend for nominal interest rates will be lower, longer-term issues typically will be favored.

Investments in U.S. Treasury issues, in lieu of agency and/or corporate issues, are generally determined by the demand for safety and liquidity of these investments. Corporate sectors may be underweighted when portfolio management believes that slowing economic activity will put increased stress on corporate balance sheets and produce potential credit downgrades or other credit events, resulting in widening credit yield spreads. Subject to the limits of the Fund’s concentration policy, which prevents the Fund from investing 25% or more of its assets in any one industry or group of industries, corporate sectors may be overweighted when portfolio management believes that increasing economic activity will improve corporate balance sheets and produce potential credit upgrades or other credit events inducing the tightening credit yield spreads.

When making investment decisions, portfolio management may also consider whether a company, through its activities, both externally and internally, seeks to reduce risk and create long-term resilience through sustainable and responsible business practices, as determined based on data and rankings generated by one or more third-party providers unaffiliated with Crossmark. Crossmark believes that such companies exhibit positive values, including, but not limited to, the fair treatment of employees, respect for the environment, positive engagement with the communities in which they operate, and responsible governance practices. To the extent two or more securities eligible for inclusion in the Fund’s portfolio have similar economic characteristics, portfolio management will typically prefer the securities of the companies that it determines compare more favorably with respect to such positive values.

Values-based Screens. As noted above, in implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) owning and/or operating facilities where abortions are permitted or leasing real estate to such facilities; (6) directly involved in providing active euthanasia procedures and/or Medical Assistance in Dying (MAID) services; (7) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (8) directly involved in the production of adult entertainment or materially involved in the distribution or retail of adult entertainment; or (9) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

The Adviser uses data from one or more third-party providers to create a list of companies that exceed the involvement thresholds set forth below and are thus designated as prohibited investments in which the Fund cannot invest. This prohibited investment list is updated by the Adviser quarterly and compared against current Fund holdings to confirm that the Fund does not hold any prohibited investments. If during a quarterly review, a security held in the Fund is identified as being on the prohibited investments list, the Fund will divest, as further discussed below.

Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of any securities of companies held in the Fund’s portfolio that are later determined not to pass the values-based screening criteria, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means a company that derives 10% or more of its revenues from any combination of these three categories of screened activities. For purposes of the adult entertainment screen, companies directly involved in the production of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the distribution or retail of adult entertainment are screened. For purposes of the abortion, abortion facilities, euthanasia, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion facilities screen, health care real estate investment trusts are categorically screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Steward Values Enhanced International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of non-U.S. companies that pass the Fund’s values-based screens.* Generally, at least 80% of the Fund’s total assets will be in investments in the form of depositary receipts (“DRs”) or dual listed securities representing securities of companies located or domiciled outside of the United States that pass the Fund’s values-based screens.* These DRs will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available. The Fund will invest in securities of issuers throughout the world, and, under normal conditions, substantially all of its non-cash assets will be invested in securities of non-U.S. issuers. The Fund may invest up to 40% of its assets in securities of issuers in the S&P Emerging 50 ADR Index.** The Fund may also invest in other investment companies and real estate investment trusts.

The Fund is an actively-managed fund. As further described below, the Fund’s investments are allocated in an attempt to generally match the weightings of and align with the risk profile of the Fund’s blended benchmark index (defined below), as modified by any change by portfolio management in the relative allocation between securities of non-U.S. developed market (“developed market”) companies and securities of emerging market companies based on portfolio management’s broad market view, subject to the application of the Fund’s values-based screening policies (see “Values-based Screens” below) and the reallocation of a portion of each screened security’s weighting in the blended benchmark index (as may be modified by portfolio management as described above) among certain remaining securities of companies based on whether they, through their activities, both externally and internally, seek to reduce risk and create long-term resilience through sustainable and responsible business practices. Crossmark believes that such companies exhibit positive values, including, but not limited to, the fair treatment of employees, respect for the environment, positive engagement with the communities in which they operate, and responsible governance practices. A company’s scores with respect to such sustainable and responsible business practices (positive value scores) are based on data and ratings generated by one or more third-party providers unaffiliated with Crossmark. In determining the relative allocation between securities of developed market companies and securities of emerging market companies, portfolio management considers macro-economic and other relevant factors, including the performance of the U.S. dollar against foreign currencies. Portfolio management evaluates such allocations on an ongoing basis. The Fund’s blended benchmark index is a blend of two widely recognized indexes, one comprised of securities of companies in developed markets and

*

The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

**	The S&P Emerging 50 ADR Index seeks to track all American depositary receipts trading on the NYSE, NYSE American, and NASDAQ that represent shares in the largest 50 companies from emerging markets.

one comprised of securities of companies in emerging markets, and are the same indexes in the second index identified in the Average Annual Total Returns table below.

Portfolio management starts with the universe of securities in the blended benchmark index and then applies the values-based screens described below to seek to avoid investments in a list of prohibited companies. An optimization process is then applied to the remaining securities designed to (1) generally match the weightings of and align with the risk profile of the blended benchmark index and (2) add a minimum upweight of 0.10% to the blended benchmark index weightings of a number of remaining portfolio companies that have the highest positive value scores, although the upweight added to any these portfolio companies may be higher than 0.10% above the blended benchmark index weight pursuant to the optimization process. The number of remaining portfolio companies that receive a minimum upweight of 0.10% above the blended benchmark index weight will be equal to the aggregate percentage weighting of the screened securities. For example, if the aggregate percentage weighting of the screened securities is 20%, the 20 remaining portfolio companies with the highest positive value scores would each have their weighting in the portfolio increased by at least 0.10% above the blended benchmark index weight. For purposes of the description of the investment process in this paragraph, references to the blended benchmark index should be read to mean the blended benchmark index as its weightings may be modified by portfolio management between securities of developed market companies and securities of emerging market companies from time to time.

In the event of changes by portfolio management to the relative allocation between securities of developed market companies and securities of emerging market companies in the blended benchmark index, changes in the weightings of such companies within the blended benchmark index, changes to the list of prohibited companies pursuant to the values-based screens or changes in the positive value scores of the portfolio companies, portfolio management will rebalance the Fund’s portfolio in an attempt to generally match the weightings of and align with the risk profile of the blended benchmark index (as may be modified by portfolio management as described above), subject to the application of the Fund’s values-based screening policies and the reallocation of a portion of each screened security’s weighting as described above. Because of portfolio management’s relative allocation decisions between developed market companies and emerging market companies, the values-based screens and the reallocation of a portion of each screened security’s weighting, the Fund’s portfolio will differ from the blended benchmark index and the Fund will perform differently than the blended benchmark index. The impact of portfolio management’s relative allocation decisions, the values-based screens and the reallocation of a portion of each screened security’s weighting on the Fund’s performance relative to the blended benchmark index will vary over time depending on market conditions, although performance differences are expected to be driven primarily by portfolio management’s relative allocation decisions and the values-based screens.

Values-based Screens. As noted above, in implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) owning and/or operating facilities where abortions are permitted or leasing real estate to such facilities; (6) directly involved in providing active euthanasia procedures and/or Medical Assistance in Dying (MAID) services; (7) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (8) directly involved in the production of adult entertainment or materially involved in the distribution or retail of adult entertainment; or (9) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

The Adviser uses data from one or more third-party providers to create a list of companies that exceed the involvement thresholds set forth below and are thus designated as prohibited investments in which the Fund cannot invest. This prohibited investment list is updated by the Adviser quarterly and compared against current Fund holdings to confirm that the Fund does not hold any prohibited investments. If during a quarterly review, a security held in the Fund is identified as being on the prohibited investments list, the Fund will divest, as further discussed below.

Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of any securities of companies held in the Fund’s portfolio that are later determined not to pass the values-based screening criteria, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means a company that derives 10% or more of its revenues from any combination of these three categories of screened activities. For purposes of the adult entertainment screen, companies directly involved in the production of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the distribution or retail of adult entertainment are screened. For purposes of the abortion, abortion facilities, euthanasia, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion facilities screen, health care real estate investment trusts are categorically screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Steward Values Enhanced Large Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of large-cap companies that pass the Fund’s values-based screens.* Large-cap companies are defined as companies included in the S&P 500® Index from time to time. The S&P 500® Index had a market capitalization range, as of June 30, 2026, of $6.74 billion to

*

For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any changes in this policy.

$4.85 trillion. Fund investments may also include other investment companies and real estate investment trusts.

The Fund is an actively-managed fund. As further described below, the Fund’s investments are allocated in an attempt to generally match the weightings of and align with the risk profile of the benchmark index, the S&P 500® Index, subject to the application of the Fund’s values-based screening policies (see “Values-based Screens” below) and the reallocation of a portion of each screened security’s weighting in the benchmark index among certain remaining securities of companies based on whether they, through their activities, both externally and internally, seek to reduce risk and create long-term resilience through sustainable and responsible business practices. Crossmark believes that such companies exhibit positive values, including, but not limited to, the fair treatment of employees, respect for the environment, positive engagement with the communities in which they operate, and responsible governance practices. A company’s scores with respect to such sustainable and responsible business practices (positive value scores) are based on data and ratings generated by one or more third-party providers unaffiliated with Crossmark.

Portfolio management starts with the universe of securities in the benchmark index and then applies the values-based screens described below to seek to avoid investments in a list of prohibited companies. An optimization process is then applied to the remaining securities designed to (1) generally match the weighting of and align with the risk profile of the benchmark index and (2) add a minimum upweight of 0.10% to the benchmark index weightings of the securities of the remaining portfolio companies that have the highest positive value scores until the aggregate weighting of the screened securities has been reallocated. For example, if the aggregate weighting of the screened securities is 8% of the universe, then the 80 remaining portfolio companies with the highest positive value scores would each have their weighting in the portfolio increased by at least 0.10% above the benchmark index weight, although the upweight added to any these 80 portfolio companies may be higher than 0.10% above the benchmark index weight pursuant to the optimization process. In the event of changes to the companies included in the benchmark index, changes in the weightings of such companies within the benchmark index, changes to the list of prohibited companies pursuant to the values-based screens or changes in the positive value scores of the portfolio companies, portfolio management will rebalance the Fund’s portfolio in an attempt to generally match the weightings of and align with the risk profile of the benchmark index, subject to the application of the Fund’s values-based screening policies and the reallocation of a portion of each screened security’s weighting as described above. Because of the values-based screens and the reallocation of a portion of each screened security’s weighting, the Fund’s portfolio will differ from the benchmark index and the Fund will perform differently than the benchmark index. The impact of the values-based screens and the reallocation of a portion of each screened security’s weighting on the Fund’s performance relative to the benchmark index will vary over time depending on market conditions.

Values-based Screens. As noted above, in implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) owning and/or operating facilities where abortions are permitted or leasing real estate to such facilities; (6) directly involved in providing active euthanasia procedures and/or Medical Assistance in Dying (MAID) services; (7) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (8) directly involved in the production of adult entertainment or materially involved in the distribution or retail of adult entertainment; or (9) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

The Adviser uses data from one or more third-party providers to create a list of companies that exceed the involvement thresholds set forth below and are thus designated as prohibited investments in which the Fund cannot invest. This prohibited investment list is updated by the Adviser quarterly and compared against current Fund holdings to confirm that the Fund does not hold any prohibited investments. If during a quarterly review, a security held in the Fund is identified as being on the prohibited investments list, the Fund will divest, as further discussed below.

Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of any securities of companies held in the Fund’s portfolio that are later determined not to pass the values-based screening criteria, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means a company that derives 10% or more of its revenues from any combination of these three categories of screened activities. For purposes of the adult entertainment screen, companies directly involved in the production of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the distribution or retail of adult entertainment are screened. For purposes of the abortion, abortion facilities, euthanasia, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion facilities screen, health care real estate investment trusts are categorically screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Steward Values Enhanced Small-Mid Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of small- to mid-cap companies that pass the Fund’s values-based screens.* Small- to mid-cap companies are defined as companies included in the S&P 1000® Index from time to time. The S&P 1000® Index had a market capitalization range, as of June 30, 2026, of $536 million to $32.87 billion. Fund investments may also include other investment companies and real estate investment trusts.

*

For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund is an actively-managed fund. As further described below, the Fund’s investments are allocated in an attempt to generally match the weightings of and align with the risk profile of the benchmark index, the S&P 1000® Index, subject to the application of the Fund’s values-based screening policies (see “Values-based Screens” below) and the reallocation of a portion of each screened security’s weighting in the benchmark index among certain remaining securities of companies based on whether they, through their activities, both externally and internally, seek to reduce risk and create long-term resilience through sustainable and responsible business practices. Crossmark believes that such companies exhibit positive values, including, but not limited to, the fair treatment of employees, respect for the environment, positive engagement with the communities in which they operate, and responsible governance practices. A company’s scores with respect to such sustainable and responsible business practices (positive value scores) are based on data and ratings generated by one or more third-party providers unaffiliated with Crossmark.

Portfolio management starts with the universe of securities in the benchmark index and then applies the values-based screens described below to seek to avoid investments in a list of prohibited companies. An optimization process is then applied to the remaining securities designed to (1) generally match the weightings of and align with the risk profile of the benchmark index and (2) add a minimum upweight of 0.10% to the benchmark index weightings of the securities of the remaining portfolio companies that have the highest positive value scores until the aggregate weighting of the screened securities has been reallocated. For example, if the aggregate weighting of the screened securities is 8% of the universe, then the 80 remaining portfolio companies with the highest positive value scores would each have their weighting in the portfolio increased by at least 0.10% above the benchmark index weight, although the upweight added to any these 80 portfolio companies may be higher than 0.10% above the benchmark index weight pursuant to the optimization process. In the event of changes to the companies included in the benchmark index, changes in the weightings of such companies within the benchmark index, changes to the list of prohibited companies pursuant to the values-based screens or changes in the positive value scores of the portfolio companies, portfolio management will rebalance the Fund’s portfolio in an attempt to generally match the weightings of and align with the risk profile of the benchmark index, subject to the application of the Fund’s values-based screening policies and the reallocation of a portion of each screened security’s weighting as described above. Because of the values-based screens and the reallocation of a portion of each screened security’s weighting, the Fund’s portfolio will differ from the benchmark index and the Fund will perform differently than the benchmark index. The impact of the values-based screens and the reallocation of a portion of each screened security’s weighting on the Fund’s performance relative to the benchmark index will vary over time depending on market conditions.

Values-based Screens. As noted above, in implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) owning and/or operating facilities where abortions are permitted or leasing real estate to such facilities; (6) directly involved in providing active euthanasia procedures and/or Medical Assistance in Dying (MAID) services; (7) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (8) directly involved in the production of adult entertainment or materially involved in the distribution or retail of adult entertainment; or (9) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

The Adviser uses data from one or more third-party providers to create a list of companies that exceed the involvement thresholds set forth below and are thus designated as prohibited investments in which the Fund cannot invest. This prohibited investment list is updated by the Adviser quarterly and compared against current Fund holdings to confirm that the Fund does not hold any prohibited investments. If during a quarterly review, a security held in the Fund is identified as being on the prohibited investments list, the Fund will divest, as further discussed below.

Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of any securities of companies held in the Fund’s portfolio that are later determined not to pass the values-based screening criteria, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means a company that derives 10% or more of its revenues from any combination of these three categories of screened activities. For purposes of the adult entertainment screen, companies directly involved in the production of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the distribution or retail of adult entertainment are screened. For purposes of the abortion, abortion facilities, euthanasia, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion facilities screen, health care real estate investment trusts are categorically screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b)

it is 50% or more owned by another company that is directly participating in the screened activities.